Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Conquer Risk Defensive Bull Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Conquer Risk Defensive Bull Fund
Account Value	$ 20,168	$ 20,168	$ 20,168	$ 18,376	$ 13,059	$ 14,904	$ 10,000
Average Annual Return, Percent	9.75%	19.18%
Conquer Risk Managed Volatility Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Conquer Risk Managed Volatility Fund
Account Value	$ 10,822	$ 10,822	$ 10,822	10,486	9,786	10,539	10,000
Average Annual Return, Percent	3.21%	2.00%
Conquer Risk Tactical Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Conquer Risk Tactical Opportunities Fund
Account Value	$ 12,324	$ 12,324	$ 12,324	12,159	9,611	12,481	10,000
Average Annual Return, Percent	1.35%	5.37%
Conquer Risk Tactical Rotation Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Conquer Risk Tactical Rotation Fund
Account Value	$ 13,441	$ 13,441	$ 13,441	12,909	11,922	12,785	10,000
Average Annual Return, Percent	4.12%	7.68%
Conquer Risk Defensive Bull Fund - S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 18,746	$ 18,746	$ 18,746	15,051	12,585	14,079	10,000
Average Annual Return, Percent	24.56%	17.01%
Conquer Risk Managed Volatility Fund - Bloomberg Global-Aggregate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global-Aggregate Total Return Index
Account Value	$ 8,663	$ 8,663	$ 8,663	8,584	8,698	10,263	10,000
Average Annual Return, Percent	0.93%	(3.52%)
Conquer Risk Tactical Opportunities Fund - S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 18,746	$ 18,746	$ 18,746	15,051	12,585	14,079	10,000
Average Annual Return, Percent	24.56%	17.01%
Conquer Risk Tactical Rotation Fund - S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 18,746	$ 18,746	$ 18,746	15,051	12,585	14,079	10,000
Average Annual Return, Percent	24.56%	17.01%
Conquer Risk Defensive Bull Fund - S&P Target Risk Aggressive Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Aggressive Index
Account Value	$ 14,846	$ 14,846	$ 14,846	12,859	11,354	13,152	10,000
Average Annual Return, Percent	15.45%	10.38%
Conquer Risk Managed Volatility Fund - S&P Target Risk Conservative Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Conservative Index
Account Value	$ 11,183	$ 11,183	$ 11,183	10,359	9,872	11,172	10,000
Average Annual Return, Percent	7.96%	2.83%
Conquer Risk Tactical Opportunities Fund - S&P Target Risk Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Growth Index
Account Value	$ 13,287	$ 13,287	$ 13,287	11,817	10,757	12,341	10,000
Average Annual Return, Percent	12.44%	7.36%
Conquer Risk Tactical Rotation Fund - S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Moderate Index
Account Value	$ 11,183	$ 11,183	$ 11,183	$ 10,359	$ 9,872	$ 11,172	$ 10,000
Average Annual Return, Percent	9.45%	4.34%